CONSECO FUND GROUP
                            CONSECO FIXED INCOME FUND
                             CONSECO HIGH YIELD FUND
                       CONSECO CONVERTIBLE SECURITIES FUND
                              CONSECO BALANCED FUND
                               CONSECO EQUITY FUND
                                 CONSECO 20 FUND



                    Supplement Dated January 18, 2000 to the
                     Prospectus for Class A, B and C Shares
                 dated March 12, 1999, AS REVISED APRIL 28, 1999



The following Schedule of Dividend Payments replaces the existing Schedule of Dividend Payments located on page 37 of the Conseco Fund Group, Class A, B and C prospectus dated March 12, 1999, AS REVISED APRIL 28, 1999.



SCHEDULE OF DIVIDEND PAYMENTS

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FUND                                            DECLARED AND PAID
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Conseco Fixed Income Fund                       Monthly
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Conseco High Yield Fund                         Monthly
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Conseco Convertible Securities Fund             Monthly
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Conseco Balanced Fund                           Quarterly
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Conseco Equity Fund                             Annually
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Conseco 20 Fund                                 Annually
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